GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill [Line Items]
Balance at beginning of period	$ 195,527	$ 189,265
Vidazoo measurement period adjustments		6,262
Balance at end of period	$ 195,527	$ 195,527